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J. Neil McMurdie

Senior Counsel

(860) 580-2824

Fax: (860) 580-4844

neil.mcmurdie@us.ing.com

February 4, 2011

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:  Security Life of Denver Insurance Company

Security Life Separate Account L1

Post-Effective Amendment No. 5 to Registration Statement on Form N-6

Prospectus Title:  ING VUL-CV

File Nos.: 333-147534 and 811-08292

Ladies and Gentlemen:

On behalf of Security Life of Denver Insurance Company (the "Company") and its Security Life Separate Account L1 (the "Account") and under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing a Registration Statement on Form N-6 with respect to flexible premium adjustable variable universal life insurance policies (the "Policies") offered by the Company through the Account.

The purpose of this filing is to:

•      Show the cumulative effect of changing the terminology used throughout the prospectus and Statement of Additional Information to be consistent with that used throughout the policy form;

•      Amend the prospectus by adding a glossary of defined terms; and

•      Make other non-material changes and/or updates in order to clarify disclosure.

It is proposed that this Registration Statement become effective on April 29, 2011. We have "marked" the differences between this Registration Statement and a registration statement filed under Rule 497(c) on October 13, 2010, by the Company and the Account (Accession No. 0000917677-10-000100). Both of these registration statements are based on the same template and changes to one are appropriate for the other. Accordingly, it would be appreciated if you could comment as soon as possible so that we might incorporate any such comments in an early-April post-effective amendment to be filed pursuant to Rule 485(b) under the 1933 Act. At that time we will include financial statements, exhibits and other required and updated disclosures and designate April 29, 2011, as the new effective date.

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation

Securities and Exchange Commission

A copy of this Registration Statement marked against the registration statement filed on and accepted by the SEC on October 13, 2010, (Accession No. 0000917677-10-000100) is being sent to you under separate cover.

If you have any questions, please call me at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie